Fair Value Measurements (Details) - Fair value measurements recurring basis - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Fair value asset transfer level 1 to level 2	$ 0	$ 0	$ 0
Fair value asset transfer level 2 to level 1	0	0	0
Fair value asset transfer net, level 3	0	0	0
Fair value liability transfer level 1 to level 2	0	0	0
Fair value liability transfer level 2 to level 1	0	0	0
Fair value liability transfer net, level 3	0	0	0
Level 1
Assets:
Money market account	24	24	90
Level 3
Liabilities:
Convertible notes payables	$ 50,955	37,986	$ 9,500
Common stock warrant liabilities		$ 78